LOANS AND BORROWINGS - Total loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans and borrowings
Short-term borrowings	¥ 397,213	¥ 684,788
Current portion of long-term borrowings	740,524	598,532
Sub-total	1,137,737	1,283,320
Long-term borrowings, excluding current portion	8,028,473	5,203,708
Total loans and borrowings	¥ 9,166,210	¥ 6,487,028